Summary Of Significant Accounting Policies (Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Accounting Policies [Abstract]
Amortization expense - capitalized software	$ 13.3	$ 7.0	$ 6.3
Amortization expense - other definite-lived intangibles	$ 1.0	$ 1.1	$ 1.0